Document and Entity Information	6 Months Ended
	Dec. 31, 2011	Feb. 03, 2012
Document And Entity Information
Entity Registrant Name	American Realty Funds Corp
Entity Central Index Key	0001496868
Document Type	S-11
Document Period End Date	Dec 31, 2011
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	Yes
Entity Filer Category	Smaller Reporting Company
Entity Common Stock, Shares Outstanding		10,098,713
Document Fiscal Period Focus	Q2
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Investment in real estate assets:
Real estate under to land contracts, less accumulated depreciation of $2,606, $8,587 and $-0-, respectively	$ 81,642	$ 516,268	$ 0
Inventory of real estate	1,411,320	28,469	0
Total investment in real estate assets, net	1,492,962	544,737	0
Cash and equivalents	136,994	6,986	5,000
Prepaid and other current assets	0	23,444	2,700
Due from shareholders	319,907	0
Property and equipment, less accumulated depreciation of $4,428, $4,115, and $0, respectively	0	313	0
Total assets	1,949,863	575,480	7,700
Liabilities and Shareholders Equity (Deficit)
Due to shareholders	0	25,285	22,700
Note payable	1,483,964	0	10,000
Accrued liabilities	36,062	6,321	0
Deposit liabilities	82,745	150,900	0
Total liabilities	1,602,771	182,506	32,700
Commitments and contingencies	0	0	0
Series A preferred stock, $10 par value, 10,000,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Series A preferred stock, no par value, 90,000,000,000 shares authorized, 0 shares issued and outstanding	0	0	0
Common stock, $0.001 par value, 100,000,000 shares authorized, 10,098,713 shares issued and outstanding at September 30 and June 30, 2011, and 8,600,000 shares issued and outstanding at June 30, 2010	10,099	10,099	8,600
Paid-in capital	1,129,015	1,129,015	531,520
Accumulated deficit	(792,022)	(746,140)	(565,120)
Total shareholders equity	347,092	392,974	(25,000)
Total liabilities and stockholders equity	$ 1,949,863	$ 575,480	$ 7,700

Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2011	Jun. 30, 2011	Jun. 30, 2010
Statement of Financial Position [Abstract]
Real estate under to land contracts, less accumulated depreciation	$ 2,606	$ 8,687	$ 0
Property and equipment, less accumulated depreciation	$ 4,428	$ 4,115	$ 0
Series A preferred stock, par value	$ 10	$ 10	$ 10
Series A preferred stock, shares authorized	10,000,000,000	10,000,000,000	10,000,000,000
Series A preferred stock, shares issued and outstanding	0	0	0
Series A preferred stock, par value	$ 0	$ 0	$ 0
Series A preferred stock, shares authorized	90,000,000,000	90,000,000,000	90,000,000,000
Series A preferred stock, shares issued and outstanding	0	0	0
Common stock, par value	$ 0.001	$ 0.001	$ 0.001
Common stock, shares authorized	100,000,000	100,000,000	100,000,000
Common stock, shares issued & outstanding	10,098,713	10,098,713	8,600,000

Statements of Operations (USD $)	3 Months Ended		4 Months Ended	6 Months Ended		12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011
Income Statement [Abstract]
Net revenues	$ 0	$ 0	$ 0	$ 52,387	$ 0	$ 0
Operating expenses:
Salaries	25,884	21,000	0	47,815	42,000	87,948
Professional fees	0	11,505	565,120	5,000	16,283	32,008
Commission and fees	0	11,550	0	575	11,550	37,006
Depreciation	706	2,365	0	1,724	3,158	12,702
Other operating expenses	8,850	2,166	0	10,350	3,766	10,701
Total operating expenses	35,440	48,586	565,120	65,464	76,757	180,365
Operating loss	(35,440)	(48,586)	(565,120)	(13,077)	(76,757)	(180,365)
Other income (expense):
Interest expense	(36,540)	0	0	(38,960)	0	0
Other income (expense), net	(369)	(440)	0	(21,044)	(536)	(655)
Total other income (expense)	(36,909)	(440)	0	(60,004)	(536)	(655)
Income (loss) before income tax provision	(72,349)	(49,026)	(565,120)	(73,081)	(77,293)	(181,020)
Income tax provision	0	0	0	0	0	0
Net income (loss)	$ (72,349)	$ (49,026)	$ (565,120)	$ (73,081)	$ (77,293)	$ (181,020)
Net loss per share:
Basic	$ (0.01)	$ 0	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.02)
Diluted	$ (0.01)	$ 0	$ (0.07)	$ (0.01)	$ (0.01)	$ (0.02)
Weighted average common shares outstanding:
Basic	10,098,713	10,091,920	8,362,791	10,098,713	9,537,282	9,815,690
Diluted	10,098,713	10,091,920	8,362,791	10,098,713	9,537,282	9,815,690

Statements of Cash Flows (USD $)	4 Months Ended	6 Months Ended		12 Months Ended
	Jun. 30, 2010	Dec. 31, 2011	Dec. 31, 2010	Jun. 30, 2011
Statement of Cash Flows [Abstract]
Net loss	$ (565,120)	$ (73,081)	$ (77,293)	$ (181,020)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	0	1,724	3,158	12,702
Share-based compensation	535,120	0	0	0
Gain on sale of land contract interests	0	20,614	0	0
Changes in assets and liabilities:
Accounts payable	0	0	0	0
Prepaid and other current assets	0	23,444	(953)	(20,744)
Accrued liabilities		29,741	0	6,321
Note Payable	10,000	0	0	(10,000)
Deposit liabilities	0	35,644	18,876	150,900
Purchase and development of real estate properties		(1,382,851)	(524,855)	(553,324)
Net cash used in operating activities	(20,000)	(1,344,765)	(581,067)	(595,165)
Cash flows from investing activities:
Proceeds from sale of land contract interests	0	336,000	0	0
Purchase of fixed assets	0	0	(4,428)	(4,428)
Net cash used in investing activities	0	336,000	(4,428)	(4,428)
Cash flows from financing activities:
Advances from shareholders	0	0	0	0
Proceeds from note payable	20,000	1,484,500	0	2,585
Payments on notes payable	0	(536)		0
Due from shareholders, net	0	(345,193)	1,790	0
Proceeds from issuance of common stock	5,000	0	598,994	598,994
Net cash provided by financing activities	25,000	1,138,771	600,784	601,579
Change in cash and equivalents	5,000	130,006	15,289	1,986
Cash and equivalents, Beginning of period	0	6,986	5,000	5,000
Cash and equivalents, End of period	5,000	136,994	20,289	6,986
Noncash Financing and Investing Activities:
Capital Contribution	0	27,199	0	0
Proceeds from sale of land contract interest recorded in deposit liabilities	$ 2,700	$ 76,600	$ 0	$ 0

Shareholders Equity (USD $)	Common Stock	Contribution for shareholders	Accumulated Deficit	Total
Beginning Balance, value at Feb. 21, 2010	$ 0	$ 0	$ 0	$ 0
Beginning Balance, shares at Feb. 21, 2010	0
Founders' shares, Shares	8,240,000
Founders' shares, Amount	8,240	(8,240)	0	0
Shares issued for services, Shares	360,000
Shares issued for services, Amount	360	143,640	0	144,000
Warrant for services rendered, Shares	0
Warrant for services rendered, Amount	0	391,120	0	391,120
Contribution for shareholders, Shares	0
Contribution for shareholders, Amount	0	5,000	0	5,000
Issuance of common stock, Shares	0
Issuance of common stock, Amount	0	0	0	0
Net Loss	0	0	(565,120)	(565,120)
Ending Balance, value at Jun. 30, 2010	8,600	531,520	(565,120)	(25,000)
Ending Balance, shares at Jun. 30, 2010	8,600,000
Founders' shares, Shares	0
Founders' shares, Amount	0	0	0	0
Shares issued for services, Shares	0
Shares issued for services, Amount	0	0	0	0
Warrant for services rendered, Shares	0
Warrant for services rendered, Amount	0	0	0	0
Contribution for shareholders, Shares	0
Contribution for shareholders, Amount	0	0	0	0
Issuance of common stock, Shares	0
Issuance of common stock, Amount	1,498,713	1,499	597,495	598,994
Net Loss	0	0	(181,020)	(181,020)
Ending Balance, value at Jun. 30, 2011	$ 10,099	$ 1,129,015	$ (746,140)	$ 392,974
Ending Balance, shares at Jun. 30, 2011	10,098,713

Background & Basis of Presentation	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Background & Basis of Presentation

Note 1: Background and Basis of Presentation

American Realty Funds Corporation (the “Company”) was incorporated on February 22, 2010 (Date of Inception) in the State of Tennessee.  The Company focuses on acquiring, renovating and reselling residential real estate.

The accompanying unaudited financial statements have been prepared by management in accordance with accounting principles generally accepted in the United States of America ("GAAP") for interim financial information.  Accordingly, they do not include all of the information and footnotes required by GAAP for complete financial statements.  In the opinion of management, all adjustments, consisting only of normal and recurring adjustments considered necessary for a fair statement, have been included.  The reported results of operations are not necessarily indicative of the results that may be expected for the full year.  These financial statements should be read in conjunction with the audited financial statements and accompanying notes for the fiscal year ended June 30, 2011.

Note 1:  Organization and Basis of Presentation

American Realty Funds Corporation (“the Company”) was incorporated on February 22, 2010 (Date of Inception) in the State of Tennessee. The Company purchases, renovates and resells residential real estate in the United States.

Basis of presentation

The Financial statements of the Company have been prepared in accordance with generally accepted accounting principles in the United States of America.

Going Concern and Operations	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Going Concern and Operations

Note 2: Going Concern and Operations

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  The Company has incurred losses, has had negative operational cash flows since inception, and has had minimal revenues.  The future of the Company is dependent upon future profitable operations and the development of the business plan.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments that might arise from this uncertainty.

Note 2:  Going Concern and Operations

The accompanying financial statements have been prepared assuming the Company will continue as a going concern.  The Company has incurred losses, has had negative operational cash flows since inception, and has had no revenues.  The future of the Company is dependent upon future profitable operations and the development of the business plan.

These conditions raise substantial doubt about the Company's ability to continue as a going concern. These financial statements do not include any adjustments that might arise from this uncertainty.

Summary of Significant Accounting Policies	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Summary of Significant Accounting Policies

Note 3: Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial  statements in conformity  with generally  accepted accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and disclosure  of contingent  assets and  liabilities at the date of the financial  statements and reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Cash

The Company considers all highly liquid investments with maturities from date of purchase of three months or less to be cash equivalents. Cash consists of balances on deposit with domestic banks.

Inventory- Residential Properties

Pre-renovated residential properties acquisitions, materials, other direct costs, interests and other indirect costs related to acquisition and renovation of the real estate properties are capitalized. A flat renovation fee per property is charged by Diversified Group Partnership Management, LLC ("DGPM") which is owned by the Company’s Co-Chief Executive Officers Joel Wilson and Michael Kazee to the Company. The fee is based on the average renovations DGPM performs on a home and is prorated if renovations on a property are not complete as of the end of the period. Capitalized costs of residential properties which are held for sale are recorded at the lower of its carrying amount or fair value less cost to sell.  Other costs like marketing, etc. incurred in connection with renovated real estate properties and other selling and administrative costs are charged to earnings when incurred.  If the Company has a continuing obligation to complete renovations subsequent to the sale of the property, an estimate of the costs to complete are charged to cost of sales with a corresponding liability at the time of sale.

Revenue Recognition

Sales of the Company’s real estate property occurs through the use of a sales contract where revenues from renovated real estate property sales is recognized upon closing of the sale.  In accordance with Accounting Standard 360 Property, Plant, and Equipment, Issue 20 Real Estate Sales (“AS 360-20”), the Company uses the accrual method and recognizes revenue on the sale of its renovated properties when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured, which is typically when the sale of the property closes.

The Company sells most of its real estate properties through land contracts where the Company conveys to the purchaser real estate by a warranty deed if the purchaser pays a down payment on the delivery of the contract and pays the remaining sales amount over 30 years at a specified interest rate. During the time when payments are made, the purchaser has use of the real estate.  In the event of a default by the purchaser, the Company may void the contract and the property and all the payments made under the contract would be forfeited to the Company as rental for the use of the real estate and the Company may declare all amounts remaining unpaid under the contract due and payable.  In accordance with AS 360-20, the Company accounts for these Land Contract sales under the deposit method as the Company does not transfer to the purchaser all the risk and rewards of ownership of the real estate upon the sale of the property.  For a sale under the deposit method, the Company does not initially record a profit on the sale, does not record a notes receivable, continues to carry the property as an asset on it financial statements, and will recognize the down payment and subsequent monthly payments as a Deposit liability.

In accordance with AS 360-20, the Company recognizes profit on these land contracts when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured. This will typically occur when the purchase price and all interest is paid in full and legal title to the property has transferred to the purchaser.

The Company also enters into sales of land contract interests where the Company transfers and delivers to the purchaser full interest in the land contracts noted above, including the transfer of full and legal title to the underlying properties and the right to receive the future payments made under the land contract.

In accordance with AS 360-20, the Company recognizes profit on these sales of land contract interests when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured. This typically occurs when the purchase price and is paid in full and legal title to the property has transferred to the land contract interest purchaser. Additionally, when the earnings process is complete, any down payments and monthly land contract income previously received and recorded as a deposit liability is recognized as revenue. Any down payment or monthly land contract income received and recorded as a deposit liability that was borrowed from a related party is recorded as an equity recapitalization.

Net Loss per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. As the Company is in a net loss position, there are no outstanding potentially dilutive securities that would cause diluted earnings per share to differ from basic earnings per share.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement.

Note 3:  Summary of Significant Accounting Policies

Use of Estimates

The preparation of financial  statements in conformity  with generally  accepted accounting principles requires management to make estimates and assumptions that affect  the  reported  amounts  of assets  and  liabilities  and disclosure  of contingent  assets and  liabilities at the date of the financial  statements and reported  amounts of revenues and expenses during the reporting  period.  Actual results could differ from those estimates.

Cash

The Company considers all highly liquid investments with maturities from date of purchase of three months or less to be cash equivalents. Cash consists of balances on deposit with domestic banks.

Inventory- Residential Properties

Pre-renovated residential properties acquisitions, materials, other direct costs, interests and other indirect costs related to acquisition and renovation of the real estate properties are capitalized. Indirect costs of renovating several real estate properties are allocated to individual real estate based on their relative sales value. Capitalized costs of residential properties which is held for sale are recorded at the lower of its carrying amount or fair value less cost to sell.  Other costs like marketing, etc. incurred in connection with renovated real estate properties and other selling and administrative costs are charged to earnings when incurred.  If the Company has a continuing obligation to complete renovations subsequent to the sale of the property, an estimate of the costs to complete are charged to cost of sales with a corresponding liability at the time of sale.

Revenue Recognition

Sales of the Company’s real estate property occurs through the use of a sales contract where revenues from renovated real estate property sales is recognized upon closing of the sale.  In accordance with Accounting Standard 360 Property, Plant, and Equipment, Issue 20 Real Estate Sales (“AS 360-20”), the Company uses the accrual method and recognizes revenue on the sale of its renovated properties when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured, which is typically when the sale of the property closes.

The Company sells most of its real estate properties through land contracts where the Company conveys to the purchaser real estate by a warranty deed if the purchaser pays a down payment on the delivery of the contract and pays the remaining sales amount over 30 years at a specified interest rate. During the time when payments are made, the purchaser has use of the real estate.  In the event of a default by the purchaser, the Company may void the contract and the property and all the payments made under the contract would be forfeited to the Company as rental for the use of the real estate and the Company may declare all amounts remaining unpaid under the contract due and payable.  In accordance with AS 360-20, the Company accounts for these Land Contract sales under the deposit method as the Company does not transfer to the purchaser all the risk and rewards of ownership of the real estate upon the sale of the property.  For a sale under the deposit method, the Company does not initially record a profit on the sale, does not record a notes receivable, continues to carry the property as an asset on it financial statements, and will recognize the down payment and subsequent monthly payments as a Deposit liability.

In accordance with AS 360-20, the Company recognizes profit on these land contracts when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured.  This will typically occur when the purchase price and all interest is paid in full and legal title to the property has transferred to the purchaser.

The Company also enters into sales of land contract interests where the Company transfers and delivers to the purchaser full interest in the land contracts noted above, including the transfer of full and legal title to the underlying properties and the right to receive the future payments made under the land contract, upon full payment of the land contract interest purchase price.  Payments of the land contract interest purchase price typically occur over a period of time in unequal and irregular installments and are recorded as deposit liabilities per the deposit method until the earnings process is complete as the Company does not transfer to the purchaser all the risk and rewards of ownership of the real estate upon the sale of the property.

In accordance with AS 360-20, the Company recognizes profit on these sales of land contract interests when the earnings process is complete and the collectability of the sales price and additional proceeds is reasonably assured.  This typically occurs when the purchase price and is paid in full and legal title to the property has transferred to the land contract interest purchaser.  Additionally, when the earnings process is complete, any down payments and monthly land contract income previously received and recorded as a deposit liability is recognized as revenue.  Any down payment or monthly land contract income received and recorded as a deposit liability that was borrowed from a related party is recorded as an equity recapitalization.

Net Loss per Share

Basic net loss per share is computed using the weighted average number of common shares outstanding during the period. As the Company is in a net loss position, there are no outstanding potentially dilutive securities that would cause diluted earnings per share to differ from basic earnings per share.

Income Taxes

The Company recognizes deferred tax liabilities and assets for the expected future tax consequences of events that have been included in the financial statements or tax returns.  Under this method, deferred tax liabilities and assets are determined based on the difference between the financial statement and tax basis of assets and liabilities using enacted tax rates in effect for the year in which the differences are expected to reverse.

The Company applies the authoritative guidance in accounting for uncertainty in income taxes recognized in the financial statements. This guidance prescribes a two-step process to determine the amount of tax benefit to be recognized. First, the tax position must be evaluated to determine the likelihood that it will be sustained upon external examination. If the tax position is deemed “more-likely-than-not” to be sustained, the tax position is then assessed to determine the amount of benefit to recognize in the financial statements. The amount of the benefit that may be recognized is the largest amount that has a greater than 50% likelihood of being realized upon ultimate settlement. The Company has established a valuation allowance for all deferred tax assets (consisting of net operating loss carryforwards) as of June 30, 2011 as it has not determined that such assets are likely to be realized.

Recently Issued Accounting Standards

In October 2009, the FASB issued Accounting Standards Update (“ASU”) No. 2009-13, “Revenue Recognition (Topic 605): Multiple-Deliverable Revenue Arrangements—a consensus of the FASB Emerging Issues Task Force” (“ASU 2009-13”), which provides guidance on whether multiple deliverables exist, how the arrangement should be separated, and the consideration allocated. ASU 2009-13 requires an entity to allocate revenue in an arrangement using estimated selling prices of deliverables if a vendor does not have vendor-specific objective evidence or third-party evidence of selling price. ASU 2009-13 was effective for the first annual reporting period beginning on or after June 15, 2010 and could be applied retrospectively for all periods presented or prospectively to arrangements entered into or materially modified after the adoption date. Early adoption was permitted provided that the revised guidance was retroactively applied to the beginning of the year of adoption. ASU 2009-13 was effective for the Company on January 1, 2011. The adoption of these amendments did not have any impact on the consolidated financial statements.

In May 2011, the FASB issued Accounting Standards Update (“ASU”) 2011-04, Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements in U.S. GAAP and International Financial Reporting Standards (“IFRSs”), which amends ASC 820, Fair Value Measurement. ASU 2011-04 does not extend the use of fair value accounting, but provides guidance on how it should be applied where its use is already required or permitted by other standards within U.S. GAAP or IFRSs. ASU 2011-04 changes the wording used to describe many requirements in U.S. GAAP for measuring fair value and for disclosing information about fair value measurements. Additionally, ASU 2011-04 clarifies the FASB’s intent about the application of existing fair value measurements. ASU 2011-04 is effective for reporting periods beginning after December 15, 2011, and is applied prospectively.  The Company is in the process of evaluating the impact that the adoption of ASU 2011-04 will have on the financial statements.

In June 2011, the FASB issued Accounting Standards Update (“ASU”) No. 2011-05, “Presentation of Comprehensive Income” (ASU 2011-05). The provisions of ASU 2011-05 amend FASB ASC Topic 220 “Comprehensive Income” to eliminate the current option to present the components of other comprehensive income in the statement of changes in equity, and require the presentation of net income and other comprehensive income (and their respective components) either in a single continuous statement or in two separate but consecutive statements. The amendments do not alter any current recognition or measurement requirements with respect to items of other comprehensive income. ASU 2011-05 is effective for reporting periods beginning after December 15, 2011, with early adoption permitted. The Company is in the process of evaluating the impact that the adoption of ASU 2011-05 will have on the financial statements.

Investments In Real Estate Assets	12 Months Ended
Jun. 30, 2011
Notes to Financial Statements
Investments In Real Estate Assets

Note 4:  Investment in Real Estate Assets

Investment in real estate assets consist of residential properties held for sale and subject to land contracts.  As of June 30, 2011 the Company sold properties subject to land contracts with a cost basis of $524,855, which have been reclassified from the Company’s inventory of real estate and is depreciated over life of 30 years.  As of June 30, 2011, the Company has received payments that have been recorded as a deposit liability totaling $69,590.

In April 2011, the Company entered into three agreements for the sale of land contract interests.   The Company, upon full payment of the purchase price of the agreements, which final payments occurred subsequent to year end in August 2011, transferred and delivered to the purchaser full interest in nine land contracts, including the transfer of full and legal title to the underlying nine properties and the right to receive the future payments made under the land contract.  The purchasers in all three agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company.  No amounts under the agreement were paid by The Diversified Group Partnership Management, LLC.  As of June 30, 2011, the Company held a deposit of $76,600 relating to installment payments received under the agreements with the remaining $336,000 was received during July and August 2011.  In August 2011, the total installment payments received of $412,600 was recognized as revenue and the carrying value of the underlying properties of approximately $433,000 was recorded as a cost of sale.  Additionally, a deposit liability of approximately $52,000 consisting of down payments and monthly land contract income previously received under the land contracts was recognized as revenue and a deposit liability of approximately $27,000 consisting of down payments received by the land contract purchaser that were borrowed from a related party was treated as a capital contribution.

Notes Payable	6 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Notes Payable

Note 5: Notes Payable

In September 2011 the Company entered into separate promissory notes with The Diversified Group Land Contract Limited Partnership # 5 (“LCLP #5”) and The Diversified Group Land Contract Limited Partnership # 6 (“LCLP #6”) for $300,000 and $250,000, respectively. LCLP #5 and LCLP #6 both consist of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who are not related parties to the Company and are not parties in any other Company agreements. No amounts under the promissory notes were paid by The Diversified Group Partnership Management, LLC. Each note has an interest rate of 9.9% and a term that ends in December 2011. Monthly payments are required with a final balloon payment due at the end of the loan term. Additionally, in October 2011 the promissory notes were amended to extend the due date of the final balloon payment to June 2012.

In October 2011 the Company entered into the following separate promissory notes:

Note Description	Amount	Rate	Due Date
The Diversified Group Land Contract Limited Partnership #7 (“LCLP#7”)	237,500	13.68%	6/1/2012
The Diversified Group Land Contract Limited Partnership #8 (“LCLP#8”)	247,000	11.13%	6/1/2012
The Diversified Group Land Contract Limited Partnership #9 (“LCLP#9”)	450,000	11.13%	6/1/2012

Each promissory note consists of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who are not related parties to the Company and are not parties in any other Company agreements. No amounts under the promissory notes were paid by The Diversified Group Partnership Management, LLC. Monthly payments are required with a final balloon payment due at the end of the loan term.

As of December 31, 2011, the Company made one monthly payment against LCLP#5, LCLP#6 LCLP#7, LCLP#8, and LCLP#9. Interest expense for the three and six months ended December 31, 2011 was $36,540 and $38,960, respectively.

Income Taxes	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Income Taxes

Note 6: Income Taxes

Since inception the Company has been in a cumulative net loss position. The Company had net operating loss carry forwards at December 31, 2011 of $819,953 which expire beginning in 2030. The Company has provided a full valuation allowance for all deferred tax assets because of the uncertainty regarding the utilization of the net operating loss carryforwards.

Note 5:  Income Taxes

The Company has experienced operating losses since inception. The Company had net operating loss carry forwards at June 30, 2011 of $746,140 which expire beginning in 2030.  The Company has provided a full valuation allowance for all deferred tax assets because of the uncertainty regarding the utilization of the net operating loss carryforwards.

Income taxes are summarized as follows for the year ended June 30, 2011 and period from February 22, 2010 (inception date) to June 30, 2010:

	2011	2010

Current expense (benefit)	$(70,507)	$(192,141)
Deferred expense	70,507	192,141
Net income tax (benefit) expense	$-	$-

A reconciliation of the differences between the effective and statutory income tax rates are as follows for the year ended June 30, 2011 and period from February 22, 2010 (inception date) to June 30, 2010:

	2011		2010
	Amount	Percent	Amount	Percent

Federal statutory rates	$(61,547)	34%	$(192,141)	34%
State income taxes	(8,960)	5%	(27,973)	0%
Valuation allowance	70,507	(39)%	220,114	(34)%
Effective rate	$-		$-	0%

Disclosure of Shareholders Equity	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Shareholders' Equity

Note 7: Shareholders’ Equity

On February 6, 2012 the Company filed with the Securities Exchange Commission form S-11 for the registration of their Series A Preferred Stock, $10 par value. The amount of shares to be registered is 2,500,000 at for a proposed maximum offering share price of $10 per share.

Note 6:  Shareholders’ Equity

On February 22, 2010, the Company was incorporated and authorized to issue up to 10,000,000,000 shares of Series A preferred stock, par value $10 per share, 90,000,000,000 shares of preferred stock, with no par value and 100,000,000 shares of common stock, par value $0.001 per share.  The Company issued 8,240,000 shares of common stock to its founding shareholders.

In May 2010, the Company recorded an expense for services performed for the Company by a non-employee in exchange for 360,000 shares of the Company’s common stock.  The Company recorded an expense of $144,000 based on the fair value of the Company’s common stock on the date services were performed.

In May 2010, the Company recorded an expense for services performed by a non-employee in exchange for warrants to purchase the Company’s common stock. The warrants issued were at an exercise price of $0.10 per share.  The warrants were fully vested at the date of grant and the Company recognized an expense of $391,120 during the period from inception to June 30, 2010 equal to the grant date fair value of the warrants using the following assumptions: volatility of 61%; risk-free interest rate of 2.29%; and expected term of 5 years.  The fair value of the warrants was determined using the Black-Scholes option valuation model. The warrants expire on May 18, 2015 and have a remaining contractual life of 3.88 years as of June 30, 2011.  These are the only warrants outstanding as of June 30, 2011.

In February 2010, the shareholders contributed $5,000 to the Company which is reflected as paid in capital in the accompanying financial statements.

In October 2010, the Company finalized a private offering (the “Offering”) whereupon it issued an aggregate of 1,498,713 shares of the Company’s common stock in exchange for proceeds of $598,944.

Related Party Transactions	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Related Party Transactions

Note 8: Related Party Transactions

The Company entered into a sublease agreement with the Company’s shareholders to occupy their current facility. The agreement expires July 1, 2012 and requires the Company to pay rent of $500 per month.  The Company also made improvements to facilities owned by the majority shareholder totaling $4,428 that were capitalized as part of property and equipment and were fully depreciated as of December 31, 2011.

The Company entered into real estate sales contracts with DGPM to purchase residential real estate properties. During the three and six months ended December 31, 2011 the Company paid DGPM $0 and $8,445, respectively for one residential property.

The Company uses DGPM to perform certain renovations on the Company’s properties. During the three and six months ended December 31, 2011, DGPM performed renovations services of $409,574 and $582,074 on properties the Company owned. These amounts have been allocated to individual properties and included in investments in real estate assets. The labor and materials is a flat fee per property and is based on the historical average renovations DGPM performs on a home. Any amount paid by the Company to DGPM that is in excess of renovations performed is recognized as due from shareholders on the balance sheet.

The Company’s shareholders paid for Company-related expenses during the three and six months ended December 31, 2011. Such amounts are recognized as amounts due to shareholders on the balance sheet. These amounts are payable on demand and are non-interest bearing.

The Company entered into four agreements for the sale of land contract interests. The purchasers in all four agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company (see Note 4: Investment in Real Estate Assets).

As of December 31, 2011, the Company entered into promissory notes with five limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company (see Note 5: Notes Payable).

Note 7:  Related Party Transactions

On August 16, 2010, the Company advanced $30,000 to an entity controlled by Co-Chief Executive Officers Joel Wilson and Michael Kazee.  The advance is non-interest bearing, due on demand, and unsecured.  The advance was paid back to the Company on October 21, 2010.

The Company entered into a sublease agreement with the Company’s shareholders to occupy their current facility.  The agreement is for one year beginning July 1, 2010 and requires the Company to pay rent of $500 per month.  The Company also made improvements to facilities owned by the majority shareholder totaling $4,428 that were capitalized as part of property and equipment and are being depreciated over a period of one year.

On August 11, 2010, the Company entered into a property renovation agreement with Diversified Group Partnership Management, LLC ("DGPM"), which is owned by the Company’s Co-Chief Executive Officers Joel Wilson and Michael Kazee.  During year ended June 30, 2011, the Company paid DGPM a total of $239,564 for labor and materials related to the renovations on the properties the Company owned.  These amounts have been allocated to individual properties and included in investments in real estate assets as of June 30, 2011.

In October 2010, the Company finalized a real estate sales contract to purchase seven residential real estate properties from the DGPM.  DGPM purchased seven properties for $107,500 and under the terms of the contract sold these properties to the Company for $217,404.

During October and November 2010, the Company finalized real estate sales contracts to purchase four residential real estate properties from DGPM.  The Company paid $79,927 for the four properties.

During the year ended June 30, 2011, the Company sold eleven properties to third parties.  These properties were sold pursuant to a land contract which required the buyers to pay 10% down payment on delivery of the contract and pay the remaining sales amount over 30 years at an interest rate of 9.9% per year. For ten of the eleven properties sold, the down payments made by the third parties were all or partially funded by a loan from Diversified Lending Services, LLC, an entity controlled by one the Company’s Co-Chief Executive Officers.  The land contracts contain a cross-default clause with each down payment loan.

On October 14, 2010, the Company hired 1 Stop Realty and Mortgage Services, LLC (“1 Stop”) to advertise and sell several properties the Company owns. 1 Stop is a licensed real estate agency controlled by Michael Kazee, the Company’s co-Chief Executive Officer. 1 Stop is typically paid a flat-fee of $2,500 for each of the Company’s properties 1 Stop sells. 1 Stop’s fee is paid when the real estate sale transaction is completed. The Company hired 1 Stop to advertise and sell eleven of the Company’s properties. During the year ended June 30, 2011, 1 Stop sold eleven of the Company’s properties and the Company incurred total fees of $27,500. The Company does not have an agreement with 1 Stop to sell any other properties the Company purchases, but may engage 1 Stop’s services in the future.

The Company’s shareholders paid for Company-related expenses during the year ended June 30, 2011.  Such amount totaling $25,285 were recognized as amounts due to shareholders at June 30, 2011.  These amounts are payable on demand and are non-interest bearing.

The Company entered into three agreements for the sale of land contract interests.  The purchasers in all three agreements were limited partnerships, which consisted of general partner The Diversified Group Partnership Management, LLC, a related party, and multiple limited partners, who were not related parties to the Company (see Note 4: Investment in Real Estate Assets).

The Company repaid its notes payable balance of $10,000 as of June 30, 2011.  The Diversified Group Partnership Management Group, an entity controlled by Co-Chief Executive Officers Joel Wilson and Michael Kazee, paid

$5,000 in May 2011 which is reflected as due to shareholder as of June 30, 2011.  In June 2011 the Company paid the remaining $5,000.

Commitments & Contingencies	6 Months Ended	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011
Notes to Financial Statements
Commitments & Contingencies

Note 9: Commitments and Contingencies

The Company may from time to time be involved in legal proceedings arising from the normal course of business. There are no pending or threatened legal proceedings as of December 31, 2011.

Note 8:  Commitments and Contingencies

The Company may from time to time be involved in legal proceedings arising from the normal course of business.  There are no pending or threatened legal proceedings as of June 30, 2011.

Subsequent Events	6 Months Ended
Dec. 31, 2011
Notes to Financial Statements
Subsequent Events

Note 9: Subsequent Events

In August 2011, final installment payments were received in relation to the sale of land contract interests.  The Company recognized $412,600 as revenue and the carrying value of the underlying properties of approximately $433,000 was recorded as a cost of sale (see Note 4: Investment in Real Estate Assets).